Equity - Additional Information (Detail) (USD $)	3 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	0 Months Ended	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2013	Aug. 17, 2012	Jan. 31, 2013 Hi-Crush Augusta LLC	Mar. 31, 2014 Hi-Crush Augusta LLC	Dec. 31, 2012 Hi-Crush Augusta LLC	Dec. 31, 2013 Hi-Crush Augusta LLC	Aug. 15, 2012 Hi-Crush Augusta LLC	Jan. 31, 2013 Hi-Crush Augusta LLC Preferred units	Apr. 28, 2014 Subsequent Event Hi-Crush Augusta LLC	Mar. 31, 2014 Increasing Percentage One	Dec. 31, 2013 Increasing Percentage One	Mar. 31, 2014 Increasing Percentage Three	Dec. 31, 2013 Increasing Percentage Three	Aug. 15, 2012 Common Units	Dec. 31, 2013 Common Units	Aug. 21, 2012 Common Units	Aug. 15, 2012 Subordinated Units	Dec. 31, 2013 Subordinated Units	Mar. 31, 2014 Subordinated Units	Jan. 31, 2013 Sponsor Class B Units	Jan. 31, 2013 Sponsor Class B Units Quarter	Mar. 31, 2014 Sponsor Class B Units	Dec. 31, 2013 Sponsor Class B Units	Jan. 31, 2013 Sponsor Class B Units Hi-Crush Augusta LLC Preferred units	Jan. 31, 2013 Independent Directors	Jan. 31, 2014 Independent Directors	Mar. 31, 2014 Independent Directors	Mar. 31, 2013 Independent Directors	Jan. 31, 2014 Employee Stock	Jun. 10, 2013 D&I Silica, LLC	Mar. 31, 2014 Stock Compensation Plan [Member]	Mar. 31, 2013 Stock Compensation Plan [Member]
Class of Stock [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired										9800.00%		98.00%
Limited partner interest, units outstanding	28,876,342			27,280,702																	13,640,351	13,640,351			3,750,000	3,750,000
Ownership interest in Partnership	47.20%			47.30%																					100.00%	100.00%
Units issued, shares																	13,640,351			13,640,351			3,750,000	3,750,000				2,761	4,149	4,149,000	5,522	4,366	1,578,947	7,022,000
Stock issued during period, value																												$ 100,000						$ 83,000	$ 100,000
Distribution Made to Limited Partner, Cash Distributions Paid																		21,174,000			19,642,000		37,500,000	37,500,000
Business acquisition, preferred stock acquired (In shares)											100,000	390,000															100,000
Number of consecutive quarters in conversion term																								2
Annual converted common unit earned, per unit																							$ 2.31	$ 2.31
Annualized distributions paid per unit																							$ 2.10	$ 2.10
Percentage of current minimum quarterly distribution																							110.00%	110.00%
Number of succeeding quarters expected to maintain performance in conversion term																								2
Incentive cash distributions to General Partner	100.00%			100.00%
Incentive distribution rights increasing percentages													15.00%	15.00%	50.00%	50.00%
Target incentive distribution levels per unit, per quarter	$ 0.54625			$ 0.54625
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										200.00%		200.00%
Management Fee	492,000	1,702,000		5,122,000			492		1,424,000
Conversion of debts payable by Partnership entities to sponsor				47,715,000	23,916,000				38,172
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																			1,364,035
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders						4,637,000
Contribution of net assets on August 16, 2012			$ 83,154,000					$ 1,035,000